UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2010

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Afton Capital Management LLC
Address: 4720 Piedmont Row Drive, Suite 370 Charlotte, NC 28210


Form 13F File Number: 28-10462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Coy Monk
Title:   Managing Member
Phone:   (704)887-2483

Signature, Place, and Date of Signing:

     /s/ Albert Coy Monk, IV          Charlotte, NC                    05/12/10
     -----------------------          -------------                   ----------
          [Signature]                 [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   36

Form 13F Information Table Value Total:  $ 90,228 K
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                          FORM 13F INFORMATIONAL TABLE

          ITEM 1:              ITEM 2:     ITEM 3:       ITEM 4:      ITEM 5:         ITEM 6:           ITEM 7:        ITEM 8:
----------------------------  -------- ------------- ------------- ---------- ----------------------- --------- --------------------
      NAME OF ISSUER          TITLE OF       CUSIP          FAIR    SHARES OR       INVESTMENT         MANAGERS   VOTING AUTHORITY
                                 CLASS      NUMBER        MARKET    PRINCIPAL       DISCRETION
                                                           VALUE      AMOUNT
                                                                               ------ ------- -------           ------- ------ -----
                                                                                [A]     [B]     [C]               [A]    [B]    [C]
                                                                                               SHARED
                                                                                SOLE   SHARED  OTHER              SOLE  SHARED NONE
----------------------------  -------- ------------- ------------- ----------  ------ ------- -------  -------- ------- ------ -----
AK STEEL HOLDING CORP             com      001547108  2,857,500.00    125,000   sole                            125,000
APPLE, INC.                       com      037833100  3,525,000.00     15,000   sole                             15,000
CALGON CARBON CORPORATION         com      129603106  5,014,448.00    292,900   sole                            292,900
CIT GROUP INC                     com      125581801  3,116,800.00     80,000   sole                             80,000
CITIGROUP INC.                    com      172967101  2,430,000.00    600,000   sole                            600,000
DARLING INTERNATIONAL INC.        com      237266101  1,792,000.00    200,000   sole                            200,000
DIRECTV GROUP, INC (THE)          com      25490A101  3,381,000.00    100,000   sole                            100,000
DOW CHEMICAL CO                   com      260543103  1,478,500.00     50,000   sole                             50,000
EASTMAN CHEM CO                   com      277432100  1,592,000.00     25,000   sole                             25,000
EINSTEIN NOAH RESTAURANT GROUP    com      28257U104    243,947.70     20,078   sole                             20,078
EMC CORPORATION MASS              com      268648102  3,157,000.00    175,000   sole                            175,000
ENERGY XXI (BERMUDA) LTD          com      G10082140  2,865,600.00    160,000   sole                            160,000
ENTROPIC COMMUNICATIONS, INC.     com      29384R105  2,269,490.00    446,750   sole                            446,750
GRUBB & ELLIS COMPANY             com      400095204    666,600.00    303,000   sole                            303,000
INTEGRATED DEVICE TECH INC        com      458118106    919,500.00    150,000   sole                            150,000
INTEL CORPORATION                 com      458140100  4,458,000.00    200,000   sole                            200,000
INTERSIL CORP                     com      46069S109  2,063,600.00    140,000   sole                            140,000
LEAR CORPORATION                  com      521865204  3,967,500.00     50,000   sole                             50,000
LIBERTY MEDIA HLDG CORP           com      53071M104  1,912,500.00    125,000   sole                            125,000
MARTIN MARIETTA MATERIALS, INC.   com      573284106  1,671,000.00     20,000   sole                             20,000
MARVELL TECHNOLOGY GROUP          com      G5876H105  1,837,800.00     90,000   sole                             90,000
MCDERMOTT INTL                    com      580037109  4,105,300.00    152,500   sole                            152,500
MGM MIRAGE                        com      552953101  1,800,000.00    150,000   sole                            150,000
MORGAN STANLEY                    com      617446448  1,171,600.00     40,000   sole                             40,000
OUTDOOR CHANNEL HLDGS INC         com      690027206  1,147,984.59    174,201   sole                            174,201
PENNYMAC MTG INVT TR              com      70931T103  1,577,950.00     95,000   sole                             95,000
PLAINS EXPL & PROD CO             com      726505100  4,723,425.00    157,500   sole                            157,500
PLAYBOY ENTERPRISES INC           com      728117300  3,099,064.74    846,739   sole                            846,739
RADIOSHACK CORP                   com      750438103  1,697,250.00     75,000   sole                             75,000
RANGE RESOURCES CORPORATION       com      75281A109  3,749,600.00     80,000   sole                             80,000
TEXTRON INC                       com      808541106  2,853,600.00     60,000   sole                             60,000
SCHWEIZER-MAUDUIT INTERNATIONAL   com      883203101  2,441,450.00    115,000   sole                            115,000
TRANSATLANTIC PETROLEUM LTD       com      G89982105  3,476,868.00    999,100   sole                            999,100
ULTRA CLEAN HOLDINGS, INC.        com      90385V107  2,985,500.00    350,000   sole                            350,000
W.R. GRACE & CO                   com      38388F108  4,164,000.00    150,000   sole                            150,000
WASHINGTON MUTUAL, INC.           com      939322103     14,620.00     85,000   sole                             85,000
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